Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current
Cash	$ 1,619,742	$ 5,468,766
Restricted cash (Note 5)		10,995,500
Trade and Other Receivables (Note 6)	1,544,427	2,737,096
Prepaid expenses	154,266	749,000
Inventory (Note 7)	2,397,471	2,409,733
Advance to suppliers	470,167	734,550
Total current assets	6,186,073	23,094,645
Long term receivable (note 13)	168,167
Right of Use Assets Note 8)	1,077,845	377,035
Loan to Director (Note 9)		214,456
Equipment	267,967	55,454
Intangible assets (Note 10)	4,350,537	6,549,118
Goodwill (Note 11)	852,037	801,780
Total assets	12,050,589	31,092,488
Current
Bank Loan (Note 12)	27,159	437,848
Accounts payable and accrued liabilities	2,646,321	2,622,118
Lease Obligations (Note 13)	232,969	127,776
Convertible debenture (Note 14)	1,421,911	6,160,769
Warrant liability (note 15)	2,176,686
Current portion of long term debt (Note 16)		56,471
Future Purchase Consideration (Note 4,17)	350,000
Total current liabilities	6,855,046	9,404,982
Lease Obligation (Note 13)	787,513	213,816
Other payables		142,870
Convertible debenture (Note 14)	1,921,382
Long Term Debt (Note 16)		51,765
Total non-current liabilities	2,708,895	408,451
Total Liabilities	9,563,941	9,813,433
Shareholders' equity
Share capital (Note 18)	54,655,244	50,088,369
Reserves (Note 18)	10,389,555	9,984,531
Accumulated other comprehensive loss	(38,739)	100,025
Deficit	(62,519,412)	(38,893,870)
Shareholders' equity	2,486,648	21,279,055
Total liabilities and shareholders' equity	$ 12,050,589	$ 31,092,488